Basis Of Preparation And Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2018
Basis of Preparation and Significant Accounting Policies [Abstract]
Going concern basis of accounting:

2.1         Basis of Preparation: The consolidated financial statements have been prepared on a historical cost basis. The consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand ($ 000s) except when otherwise indicated.

Going concern basis of accounting:

As of December 31, 2018, the Company was not in compliance with the loan covenants of the agreement with Hamburg Commercial Bank AG (previously known as HSH Nordbank AG) which loan balance of $22.2 million matures through December 2019. The Company did not obtain waivers and the breached covenants contained in this loan agreement constitute an event of default. In the event of default under the Hamburg Commercial Bank AG loan agreement and, due to the cross-default provisions included in the agreement with Macquarie Bank International Limited, the Company’s lenders, Hamburg Commercial Bank AG and Macquarie Bank International Limited, can elect to declare the outstanding debt, together with accrued interest and other fees, to be immediately due and payable and proceed against the collateral securing that debt, which can constitute all or substantially all of the Company’s assets. Until the date of issuance of these consolidated financial statements no such action has been taken by the lenders against the Company.

Accordingly, as the Company did not have an unconditional right to defer settlement of the outstanding loan with Macquarie Bank International Limited  for at least twelve months after the date of these consolidated financial statements and, as it has not refinanced the outstanding loan with Hamburg Commercial Bank AG, the total balance of the loans outstanding to Macquarie Bank International Limited and to Hamburg Commercial Bank AG aggregating to $35,368 at December 31, 2018, have been classified as current. As a result, as of December 31, 2018, the Company reported a working capital deficit of $40,412.

The Company’s cash flow projections indicated that cash on hand and cash to be generated by operating activities might not be sufficient to cover the liquidity needs, including the debt obligations that become due in the twelve-month period ending following the issuance of these consolidated financial statements.

The above conditions raise substantial doubt about the entity's ability to continue as a going concern. The Company is exploring several alternatives aiming to manage its working capital requirements and other commitments, including drawdown of additional funds available of $12,800 under the facility with Firment Shipping Inc, if needed raising of additional debt and discussions with other financial institutions and private funds to provide the Company with refinancing of the existing loans. In this respect, on March 13, 2019, the Company signed a securities purchase agreement with a private investor and on the same date issued, for gross proceeds of $5 million, a senior convertible note (the “Convertible Note”) that is convertible into shares of the Company’s common stock, par value $0.004 per share. If not converted or redeemed beforehand pursuant to the terms of the Convertible Note, the Convertible Note matures upon the anniversary of its issue. The Company will use part of the proceeds from the Convertible Note for general corporate purposes and working capital including repayment of debt.

Management expects that the lenders will not demand payment of the loans before their maturity, provided that the Company pays scheduled loan instalments and accumulated interest as they fall due under the existing loan agreements. Management plans to settle loan interest and scheduled loan repayments with cash at hand and cash expected to be generated from the operations and from financing activities.  If for any reason the Company is unable to continue as a going concern, this could have an impact on the Company’s ability to realize assets at their recognized values and to extinguish liabilities in the normal course of business at the amounts stated in these consolidated financial statements.

Statement of Compliance: These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of Consolidation: The consolidated financial statements comprise the financial statements of Globus and its subsidiaries listed in note 1. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies.

All inter-company balances and transactions have been eliminated upon consolidation. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and cease to be consolidated from the date on which control is transferred out of the Company.

Standards amendments and interpretations:

2.2           Standards amendments and interpretations:

The accounting policies adopted are consistent with those of previous financial year except for the following amended IFRS which have been adopted by the Company as of January 1, 2018.

  IFRS 9 Financial Instruments: Classification and Measurement

In July 2014, the IASB issued the complete version of IFRS 9 Financial Instruments. IFRS 9 Financial Instruments specifies how an entity should classify and measure financial assets and financial liabilities. The new standard requires all financial assets to be subsequently measured at amortized cost or fair value depending on the business model of the legal entity in relation to the management of the financial assets and the contractual cash flows of the financial assets. The standard also requires a financial liability to be classified as either at fair value through profit or loss or at amortized cost. In addition, a new hedge accounting model was introduced, that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non-financial risk exposures. The Company has elected to take the transition relief and not to restate prior periods with respect to classification and measurement (including impairment). Accordingly, the information presented for 2017 has not been restated.

The Company had no impact of transition to IFRS 9 on the opening balance of accumulated deficit.

  IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a five-step model that will apply to revenue earned from a contract with a customer (with limited exceptions), regardless of the type of revenue transaction or the industry. The standard’s requirements will also apply to the recognition and measurement of gains and losses on the sale of some non-financial assets that are not an output of the entity’s ordinary activities (e.g., sales of property, plant and equipment or intangibles). Extensive disclosures will be required, including disaggregation of total revenue; information about performance obligations; changes in contract asset and liability account balances between periods and key judgments and estimates. The Company elected to apply IFRS 15 fully retrospectively. The Company has assessed that this standard does not have a material effect on its consolidated financial statements. In addition, pursuant to this standard, as of January 1, 2018, the Company elected to present Voyage revenues net of address commissions. Address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for this consideration provided to the charterer. These commissions are presented as a reduction of revenue in the accompanying consolidated statements of comprehensive loss. In this respect, for the year ended December 31, 2018, 2017 and 2016, Voyage revenues and Voyage expenses each decreased by $668, $540 and $317, respectively.

  IFRS 15: Revenue from Contracts with Customers (Clarifications)

The objective of the Clarifications is to clarify the IASB’s intentions when developing the requirements in IFRS 15 Revenue from Contracts with Customers, particularly the accounting of identifying performance obligations amending the wording of the “separately identifiable” principle, of principal versus agent considerations including the assessment of whether an entity is a principal or an agent as well as applications of control principle and of licensing providing additional guidance for accounting of intellectual property and royalties. The Clarifications also provide additional practical expedients for entities that either apply IFRS 15 fully retrospectively or that elect to apply the modified retrospective approach. The Company has assessed that the adoption did not have a material effect on its consolidated financial statements, other than additional disclosure requirements in the notes to the consolidated financial statements, since the Company has chartered its vessels under time charter agreements, and in this respect revenue is accounted under the leases standard.

  IFRS 2: Classification and Measurement of Share based Payment Transactions (Amendments)

The Amendments provide requirements on the accounting for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, for share-based payment transactions with a net settlement feature for withholding tax obligations and for modifications to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The Company has assessed that these amendments have no impact on its financial position or performance.

  IFRIC INTERPETATION 22: Foreign Currency Transactions and Advance Consideration

The Interpretation clarifies the accounting for transactions that include the receipt or payment of advance consideration in a foreign currency. The Interpretation covers foreign currency transactions when an entity recognizes a non-monetary asset or a non-monetary liability arising from the payment or receipt of advance consideration before the entity recognizes the related asset, expense or income. The Interpretation states that the date of the transaction, for the purpose of determining the exchange rate, is the date of initial recognition of the non-monetary prepayment asset or deferred income liability. If there are multiple payments or receipts in advance, then the entity must determine a date of the transactions for each payment or receipt of advance consideration. The Company has assessed that this interpretation has no impact on its financial position or performance.

Standards issued but not yet effective and not early adopted:

               The standards and interpretations issued, but not yet effective, up to the date of issuance of the Company’s consolidated financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

  IFRS 16: Leases

The standard is effective for annual periods beginning on or after January 1, 2019. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (‘lessee’) and the supplier (‘lessor’). The new standard requires lessees to recognize most leases on their financial statements. Lessees will have a single accounting model for all leases, with certain exemptions. Lessor accounting is substantially unchanged. The standard is effective for annual periods beginning on or after January 1, 2019. Early adoption is permitted for entities that apply IFRS 15 Revenue from Contracts with Customers at or before the date of initial application of IFRS 16. The Company will adopt IFRS 16 as of January 1, 2019.

The Company expects that the most significant impact will be that the Company will recognize new assets and liabilities for its operating leases as lessee (for office rental).

The Company identified the rental agreement with Cyberonica S.A., to give rise to a right of use asset and a corresponding liability estimated to approximately $674 as of January 1, 2019, calculated as the present value of minimum future lease payments. The discount rate used is the incremental cost of borrowing In addition, the nature and recognition of expenses related to those leases will change as IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities.

For time charters that qualify as leases, the Company will be required to disclose lease and non-lease components of lease revenue. The revenue earned under time charters is not negotiated in its two separate components, but as a whole. In order to prepare the future required disclosure, the residual allocation method will be used. The Company will estimate the non-lease component as the cost of operating the vessels by its technical department. The lease component to be disclosed then will be calculated as the difference between total revenue and the non-lease component revenue. The Company does not expect the adoption of IFRS 16 to impact its ability to comply with the loan covenants described in Note 12

  Amendment in IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture.  The main consequence of the amendments is that a full gain or loss is recognized when a transaction involves a business (whether it is housed in a subsidiary or not). A partial gain or loss is recognized when a transaction involves assets that do not constitute a business, even if these assets are housed in a subsidiary. In December 2015 the IASB postponed the effective date of this amendment indefinitely pending the outcome of its research project on the equity method of accounting.

  IFRS 9 Amendment: Prepayment features with negative compensation

The Amendment is effective for annual reporting periods beginning on or after January 1, 2019, with earlier application permitted. The Amendment allows financial assets with prepayment features that permit or require a party to a contract either to pay or receive reasonable compensation for the early termination of the contract (so that, from the perspective of the holder of the asset there may be ‘negative compensation’), to be measured at amortized cost or at fair value through other comprehensive income. Management does not expect that these amendments will have an impact on the Company’s financial position or performance.

  IAS 28 Amendments: Long-term Interests in Associates and Joint Ventures

The Amendments are effective for annual reporting periods beginning on or after January 1, 2019, with earlier application permitted. The Amendments relate to whether the measurement, in particular impairment requirements, of long term interests in associates and joint ventures that, in substance, form part of the ‘net investment’ in the associate or joint venture should be governed by IFRS 9, IAS 28 or a combination of both. The Amendments clarify that an entity applies IFRS 9 Financial Instruments, before it applies IAS 28, to such long-term interests for which the equity method is not applied. In applying IFRS 9, the entity does not take account of any adjustments to the carrying amount of long- term interests that arise from applying IAS 28. Management does not expect that these amendments will have an impact on its financial position or performance.

  IFRIC INTERPETATION 23: Uncertainty over Income Tax Treatments

The Interpretation is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted. The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12. The Interpretation provides guidance on considering uncertain tax treatments separately or together, examination by tax authorities, the appropriate method to reflect uncertainty and accounting for changes in facts and circumstances. The Company does not expect that this interpretation will have an impact on the Company’s financial position or performance.

  IAS 19: Plan Amendment, Curtailment or Settlement (Amendments)

The Amendments are effective for annual periods beginning on or after January 1, 2019, with earlier application permitted. The amendments require entities to use updated actuarial assumptions to determine current service cost and net interest for the remainder of the annual reporting period after a plan amendment, curtailment or settlement has occurred. The amendments also clarify how the accounting for a plan amendment, curtailment or settlement affects applying the asset ceiling requirements. Management does not expect that these amendments will have an impact on the Company’s financial position or performance.

  IFRS 3: Business Combinations (Amendments)

The IASB issued amendments in Definition of a Business (Amendments to IFRS 3) aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets. The Amendments are effective for business combinations for which the acquisition date is in the first annual reporting period beginning on or after 1 January 2020 and to asset acquisitions that occur on or after the beginning of that period, with earlier application permitted. Management does not expect that these amendments will have an impact on the Company’s financial position or performance.

  IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors: Definition of ‘material’ (Amendments)

The Amendments are effective for annual periods beginning on or after January 1, 2020, with earlier application permitted. The Amendments clarify the definition of material and how it should be applied. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity’. In addition, the explanations accompanying the definition have been improved. The Amendments also ensure that the definition of material is consistent across all IFRS Standards. Management does not expect that these amendments will have an impact on the Company’s financial position or performance.

  The IASB has issued the Annual Improvements to IFRSs 2015 – 2017 Cycle, which is a collection of amendments to IFRSs. The amendments are effective for annual periods beginning on or after January 1, 2019, with earlier application permitted. Management is in the process of assessing the impact of these Amendments on the Company’s financial position or performance.

  IFRS 3 Business Combinations and IFRS 11 Joint Arrangements: The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

  IAS 12 Income Taxes: The amendments clarify that the income tax consequences of payments on financial instruments classified as equity should be recognized according to where the past transactions or events that generated distributable profits has been recognized.

  IAS 23 Borrowing Costs: The amendments clarify paragraph 14 of the standard that, when a qualifying asset is ready for its intended use or sale, and some of the specific borrowing related to that qualifying asset remains outstanding at that point, that borrowing is to be included in the funds that an entity borrows generally.

Significant accounting policies, judgments, estimates and assumptions:

2.3      Significant accounting policies, judgments, estimates and assumptions: The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses recognised during the reporting period.  However, uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of the asset or liability affected in the future.

Judgments: In the process of applying the Company’s accounting policies, management has made the following judgments that had a significant effect on the amounts recognised in the consolidated financial statements.

  Allowance for doubtful trade accounts receivable:  Following adoption of IFRS 9 as of January 1, 2018, the Company measures allowance for all trade accounts receivable under the simplified model using the lifetime expected credit loss (“ECL”) approach. When estimating ECLs, the Company considers reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions. The application of the ECL requirements under IFRS 9 did not result in the recognition of an impairment charge under the new impairment model. Provisions for doubtful trade accounts receivable as of December 31, 2018 and 2017 were $68 and $138, respectively. No extra allowance for impairment over these receivables was recognized in opening accumulated deficit at January 1, 2018, on transition to IFRS 9.

Estimates and assumptions: The key assumptions concerning the future and other key sources of estimation uncertainty at the financial position date, that have a significant risk of causing a significant adjustment to the carrying amount of assets and liabilities within the next financial year, are discussed below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

  Carrying amount of vessels, net: Vessels are stated at cost, less accumulated depreciation (including depreciation of dry-docking costs and the amortization of the component attributable to favourable or unfavourable lease terms relative to market terms) and accumulated impairment losses. The estimates and assumptions that have the most significant effect on the vessels carrying amount are estimations in relation to useful lives of vessels, their residual value and estimated dry docking dates. The key assumptions used are further explained in notes 2.9 to 2.13.

  Impairment of Non-Financial Assets: The Company’s impairment test for non-financial assets is based on the assets’ recoverable amount, where the recoverable amount is the greater of fair value less costs to sell and value in use. The Company engaged independent valuation specialists to determine the fair value of non-financial assets as at December 31, 2018. The value in use calculation is based on a discounted cash flow model. The value in use calculation is most sensitive to the discount rate used for the discounted cash flow model as well as the expected net cash flows and the growth rate used for extrapolation. See notes 2.13 and 5.

  Share based payments: The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions may require determination of the most appropriate valuation model, which is depended on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including, expected volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in note 13.

Accounting for revenue and related expenses:

2.4        Accounting for revenue and related expenses: The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered using time charters and bareboat, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charter hire rate. If a time charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognised on a straight-line basis over the period of the time charter. Such revenues are treated in accordance with IAS 17 as lease income as explained in note 2.23 below. Associated voyage expenses are recognised on a pro-rata basis over the duration of the period of the time charter. Deferred revenue relates to cash received prior to the financial position date and is related to revenue earned after such date.

Interest income: interest income is recognised as interest on an accrual basis.

Voyage expenses: Voyage expenses primarily consisting of port, canal and bunker expenses that are unique to a particular charter under time charter arrangements are paid by the charterer. Furthermore, voyage expenses include brokerage commission on revenue paid by the Company. Voyage expenses are accounted for on an accrual basis. Under a bareboat charter, the charterer assumes responsibility for all voyage expenses and risk of operation.

Vessel operating expenses:  Vessel operating costs include crew costs, provisions, deck and engine stores, lubricating oil, insurance, maintenance and repairs. Under time charter arrangements, these expenses are paid by the charterer and by the Company under voyage charter arrangements. Vessel operating expenses are accounted for on an accruals basis. Under a bareboat charter, the charterer assumes responsibility for all vessel operating expenses and risk of operation.

Foreign currency translation:

2.5     Foreign currency translation: The functional currency of Globus and its subsidiaries is the U.S. dollar, which is also the presentation currency of the Company, since the Company’s vessels operate in international shipping markets, whereby the U.S. dollar is the currency used for transactions. Transactions involving other currencies during the period are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the financial position dates, monetary assets and liabilities, which are denominated in currencies other than the U.S. dollar, are translated into the functional currency using the period-end exchange rate. Gains or losses resulting from foreign currency transactions are included in foreign exchange gains/(losses), net in the consolidated statement of comprehensive loss.

Cash and cash equivalents:

2.6      Cash and cash equivalents:  The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash and cash equivalents.

Trade receivables, net:

2.7     Trade accounts receivable, net: The amount shown as trade accounts receivable at each financial position date includes estimated recoveries from charterers for hire, freight and demurrage billings, net of an allowance for doubtful accounts. Trade accounts receivable without a significant financing component are initially measured at their transaction price and subsequently measured at amortized cost less impairment losses, which are recognized in the consolidated statement of comprehensive loss. At each financial position date, all potentially uncollectible accounts are assessed individually for the purpose of determining the appropriate allowance for doubtful accounts. The provision for doubtful accounts at December 31, 2018 was $68 (2017: $138).

Inventories:	2.8 Inventories: Inventories consist of lubricants, bunkers and gas cylinders and are stated at the lower of cost and net realisable value. The cost is determined by the first-in, first-out method.
Vessels, net:

2.9    Vessels, net: Vessels are stated at cost, less accumulated depreciation (including depreciation of dry-docking costs and amortization of components attributable to favourable or unfavourable lease terms relative to market terms) and accumulated impairment losses.  Vessel cost consists of the contract price for the vessel and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest, commissions paid and on-site supervision costs incurred during the construction periods). Any seller’s credit, i.e., amounts received from the seller of the vessels until date of delivery is deducted from the cost of the vessel. Subsequent expenditures for conversions and major improvements are also capitalised when the recognition criteria are met. Otherwise these amounts are charged to expenses as incurred.

Deferred dry-docking costs:

2.10    Deferred dry-docking costs: Vessels are required to be dry-docked for major repairs and maintenance that cannot be performed while the vessels are operating. Dry-dockings occur approximately every 2.5 years. The costs associated with the dry-dockings are capitalised and depreciated on a straight-line basis over the period between dry-dockings, to a maximum of 2.5 years.  At the date of acquisition of a vessel, management estimates the component of the cost that corresponds to the economic benefit to be derived until the first scheduled dry-docking of the vessel under the ownership of the Company and this component is depreciated on a straight-line basis over the remaining period through the estimated dry-docking date.

Depreciation:

2.11     Depreciation: The cost of each of the Company’s vessels is depreciated on a straight-line basis over each vessel’s remaining useful economic life, after considering the estimated residual value of each vessel, beginning when the vessel is ready for its intended use. Management estimates that the useful life of new vessels is 25 years, which is consistent with industry practice. The residual value of a vessel is the product of its lightweight tonnage and estimated scrap value per lightweight ton. The residual values and useful lives are reviewed at each reporting date and adjusted prospectively. During the second quarter of 2016, the Company reduced the scrap rate from $240/ton to $200/ton due to the reduced scrap rates worldwide. This resulted to an additional depreciation expense of $96 included in the consolidated statement of comprehensive loss for 2016. During the third quarter of 2017, the Company adjusted the scrap rate from $200/ton to $250/ton due to the increased scrap rates worldwide. This resulted to a decrease of $86 to the depreciation charge included in the consolidated statement of comprehensive loss for 2017. During the first quarter of 2018, the Company adjusted the scrap rate from $250/ton to $300/ton due to the increased scrap rates worldwide. This resulted to a decrease of $178 to the depreciation charge included in the consolidated statement of comprehensive loss for 2018.

Amortization of lease component:

2.12     Amortization of lease component: When the Company acquires a vessel subject to an operating lease, it amortizes the amount reflected in the cost of that vessel that is attributable to favourable or unfavourable lease terms relevant to market terms, over the remaining term of the lease. The amortization is included in the line “amortization of fair value of time charter attached to vessels” in the income statement component of the consolidated statement of comprehensive loss.

Impairment of non-financial assets:

2.13     Impairment of non-financial assets: The Company assesses at each reporting date whether there is an indication that a vessel may be impaired. The vessel’s recoverable amount is estimated when events or changes in circumstances indicate the carrying value may not be recoverable. If such indication exists and where the carrying value exceeds the estimated recoverable amounts, the vessel is written down to its recoverable amount. The recoverable amount is the greater of fair value less costs to sell and value-in-use. In assessing value-in-use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the vessel. Impairment losses are recognised in the consolidated statement of comprehensive loss. A previously recognised impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognised. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognised for the asset in prior years. Such reversal is recognised in the consolidated statement of comprehensive loss. After such a reversal, the depreciation charge is adjusted in future periods to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life (refer to note 5).

Long-term debt:

2.14    Long-term debt: Long-term debt is initially recognised at the fair value of the consideration received net of financing costs directly attributable to the borrowing.  After initial recognition, long-term debt is subsequently measured at amortized cost using the effective interest rate method.  Amortized cost is calculated by taking into account any financing costs and any discount or premium on settlement. Gains and losses are recognised in the income statement component of the consolidated statement of comprehensive loss when the liabilities are derecognised or impaired, as well as through the amortization process.

Financing costs:

2.15     Financing costs: Fees incurred for obtaining new loans or refinancing existing loans are deferred and amortized over the life of the related debt, using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made. For the year ended December 31, 2018, the Company deferred financing costs of $253, which relate to the costs incurred for the new loan agreement with Macquarie Bank International Limited (see Note 12 for more details). For the years ended December 31, 2017 and 2016, the Company did not incur any financing costs.

Borrowing costs:

2.16    Borrowing costs: Borrowing costs consist of interest and other costs that the Company incurs in connection with the borrowing of funds. Borrowing costs are expensed to the income statement component of the consolidated statement of comprehensive loss as incurred under “interest expense and finance costs” except borrowing costs that relate to a qualifying asset. A qualifying asset is an asset that necessarily takes a substantial period of time to get ready for its intended use. Borrowing costs that relate to qualifying assets are capitalised.

Operating segment:

2.17    Operating segment: The Company reports financial information and evaluates its operations by charter revenues and not by other factors such as length of ship employment for its customers i.e., spot or time charters or type of vessel. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates as one operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Provisions and contingencies:

2.18      Provisions and contingencies: Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and, a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each financial position date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the consolidated financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote, in which case there is no disclosure. Contingent assets are not recognized in the consolidated financial statements but are disclosed when an inflow of economic benefits is probable.

Pension and retirement benefit obligations:

2.19     Pension and retirement benefit obligations: The crew on board the vessels owned by the ship-owning companies owned by Globus is under short-term contracts (usually up to nine months) and, accordingly, no one is liable for any pension or post-retirement benefits payable to the crew.

Provision for employees’ severance compensation: The Greek employees, of the Company are bound by the Greek Labour law. Accordingly, compensation is payable to such employees upon dismissal or retirement. The amount of compensation is based on the number of years of service and the amount of remuneration at the date of dismissal or retirement. If the employee remains in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time. The number of employees that will remain with the Company until retirement age is not known. The Company has provided for the employees’ retirement compensation liability which amounted to $87 as at December 31, 2018 (2017: $82), calculated by using the Projected Unit Credit Method and disclosed under non-current liabilities in the consolidated statement of financial position.

Offsetting of financial assets and liabilities:

2.20     Offsetting of financial assets and liabilities: Financial assets and liabilities are offset and the net amount is presented in the consolidated financial position only when the Company has a legally enforceable right to set off the recognised amounts and intend either to settle such asset and liability on a net basis or to realize the asset and settle the liability simultaneously.

Financial assets and liabilities:

2.21        Financial assets and liabilities:

i.    Classification and measurement of financial assets and financial liabilities

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale.

Under IFRS 9, on initial recognition, a financial asset is classified as measured at: amortized cost; fair value through other comprehensive income (FVOCI) - debt investment; FVOCI - equity investment; or fair value through profit or loss (FVTPL). The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

  it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
  its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

  it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
  its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

ii.    Impairment of financial assets

IFRS 9 replaces the 'incurred loss' model in IAS 39 with an 'expected credit loss' (ECL) model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

The financial assets at amortized cost consist of trade receivables and cash and cash equivalents.

Under IFRS 9, loss allowances are measured on either of the following bases:

  12-month ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; and
  lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analyses, based on the Company's historical experience and informed credit assessment and including forward-looking information.

The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 180 days past due.

The Company considers a financial asset to be in default when:

  the counterparty is unlikely to pay its contractual obligations to the Company in full, without recourse by the Company to actions such as realising security (if any is held); or
  the financial asset is more than 1 year past due.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Company is exposed to credit risk.

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between cash flows due to the entity in accordance with the contract and cash flows that the Company expects to receive). ECLs are discounted at the effective interest rate of the financial asset.

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. The Company has determined that the application of IFRS 9's impairment requirements at January 1, 2018, has not resulted to any additional impairment allowance.

iii. Derecognition of financial assets

A financial asset (or, where applicable a part of a financial asset or part of a group of similar financial assets) is derecognised where:

  the rights to receive cash flows from the asset have expired;
  the Company retains the right to receive cash flows from the asset, but has assumed an obligation to pay them in full without material delay to a third party under a “pass-through” arrangement; or
  the Company has transferred its rights to receive cash flows from the asset and either (a) has transferred substantially all the risks and rewards of the assets, or (b) has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

Where the Company has transferred its rights to receive cash flows from an asset and has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the asset is recognised to the extent of the Company’s continuing involvement in the asset.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

iv. Derecognition of Financial liabilities:

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires.

Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and, the difference in the respective carrying amounts is recognised in profit or loss.

Leases - where the Company is the lessee:

2.22      Leases – where the Company is the lessee: Leases where a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the income statement component of the consolidated statement of comprehensive loss on a straight-line basis over the period of the lease.

Leases - where an entity is the lessor:

2.23       Leases – where an entity is the lessor: Leases of vessels where the entity does not transfer substantially all the risks and benefits of ownership of the vessel are classified as operating leases. Lease income on operating leases is recognised on a straight-line basis over the lease term. Contingent rents are recognised as revenue in the period in which they are earned.

Insurance:

2.24        Insurance: The Company recognizes insurance claim recoveries for insured losses incurred on damage to vessels.  Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s vessels suffer insured damages. They include the recoveries from the insurance companies for the claims, provided there is evidence the amounts are virtually certain to be received.

Share based compensation:

2.25     Share based compensation: Globus operates equity-settled, share-based compensation plans. The value of the service received in exchange of the grant of shares is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the share awards at the grant date. The relevant expense is recognized in the income statement component of the consolidated statement of comprehensive loss, with a corresponding impact in equity.

Share capital:

2.26      Share capital: Common shares and preferred shares are classified as equity. Incremental costs directly attributable to the issue of new shares are recognised in equity as a deduction from the proceeds.

Dividends:	2.27 Dividends: Dividends to shareholders are recognised in the period in which the dividends are declared and appropriately authorised and are accounted for as dividends payable until paid.
Fair value measurement:

2.28        Fair value measurement: The Company measures financial instruments, such as, derivatives and non-financial assets  at fair value at each reporting date. In addition, fair values of financial instruments measured at amortised cost are disclosed in note 22. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either, a) in the principal market for the asset or the liability or b) in the absence of a principal market, in the most advantageous market for the asset or liability both being accessible by the Company. The fair value of an asset or a liability is measured using the assumptions that the market participants would use when pricing the asset or liability, assuming that the market participants act in their best economic interest. A fair value measurement of a non-financial asset takes into account the market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use. The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.

The Company uses the following hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

For assets and liabilities that are recognised in the consolidated financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization at the end of each reporting period.

The Company engaged independent valuation specialists to determine the fair value of non-financial assets

Current versus non-current classification:

2.29   Current versus non-current classification: The Company presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification.

An asset as current when it is:

  Expected to be realised or intended to be sold or consumed in a normal operating cycle
  Held primarily for the purpose of trading
  Expected to be realised within twelve months after the reporting period
  Cash or cash equivalent

            All other assets are classified as non-current.

            A liability is current:

  It is expected to be settled in a normal operating cycle
  It is held primarily for the purpose of trading
  It is due to be settled within twelve months after the reporting period
  There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

            All other liabilities are classified as non-current

Embedded Derivatives:

2.30     Embedded Derivatives: An embedded derivative is a component of a hybrid contract that also includes a non-derivative host, with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative. An embedded derivative is separated from the host contract if, and only if (IFRS 9.4.3.3):

(a) the economic characteristics and risks of the embedded derivative are not closely related to the economic characteristics and risks of the host;

(b) a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and

(c) the hybrid contract is not measured at fair value with changes in fair value recognised in profit or loss (i.e. a derivative that is embedded in a financial liability at fair value through profit or loss is not separated).

The Company’s embedded derivativesare separated to the derivative component and the non-derivative host. The derivative component is shown separately from the non-derivative host in the consolidated statement of financial position at fair value. The changes in the fair value of the derivative financial instrument are recognized in the consolidated statement of comprehensive loss. The Company has determined there are derivative financial liabilities as of December 31, 2018 (see Note 12). The fair value of the embedded derivative instrument at December 31, 2018, is estimated using the Black-Scholes option-pricing model with the following assumptions: (a) no dividend yield as the Company does not expect to pay a dividend on the foreseeable future, (b) weighted average expected volatility of 80%, (c) risk free rate of 2.48% determined by management using the applicable Treasury Bill as of the measurement date, (d) market value of common stock $2.88 and (e) expected life of 1.89 years as at December 31, 2018.